TAXATION - Schedule of deferred taxes (Details) - USD ($)	Jan. 31, 2021	Jan. 31, 2020
Statements [Line Items]
Deferred tax assets (liabilities)	$ 7,616,000	$ 6,653,000
Unrecognized deferred tax assets	(7,616,000)	(6,653,000)
Deferred tax assets	0	0
Exploration and evaluation assets
Statements [Line Items]
Deferred tax assets (liabilities)	1,258,000	254,000
Property and equipment
Statements [Line Items]
Deferred tax assets (liabilities)	(236,000)	1,012,000
Share issue costs
Statements [Line Items]
Deferred tax assets (liabilities)	499,000	611,000
Biological assets
Statements [Line Items]
Deferred tax assets (liabilities)	(885,000)	186,000
Intangible assets
Statements [Line Items]
Deferred tax assets (liabilities)	(1,784,000)	619,000
Goodwill
Statements [Line Items]
Deferred tax assets (liabilities)	3,984,000	0
Marketable securities
Statements [Line Items]
Deferred tax assets (liabilities)	0	2,000
Asset retirement obligation
Statements [Line Items]
Deferred tax assets (liabilities)	15,000	15,000
Right of use assets
Statements [Line Items]
Deferred tax assets (liabilities)	(2,051,000)	0
Lease liabilities
Statements [Line Items]
Deferred tax assets (liabilities)	2,127,000	0
Allowable capital losses
Statements [Line Items]
Deferred tax assets (liabilities)	138,000	36,000
Non-capital losses available for future period
Statements [Line Items]
Deferred tax assets (liabilities)	$ 4,551,000	$ 3,918,000